Taxation - Summary of Profit Before Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit Before Tax [Line Items]
Profit before income tax expense	¥ 3,632	¥ 4,632	¥ 4,540
Foreign Countries
Profit Before Tax [Line Items]
Profit before income tax expense	(5)	(4)	470
Country of Domicile
Profit Before Tax [Line Items]
Profit before income tax expense	¥ 3,637	¥ 4,636	¥ 4,070